Income Taxes (Schedule of Income Tax Expense (Benefit)) (Details) (USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012
Current:
Federal
State
Total Current Income tax expense (benefit)
Deferred:
Federal
State
Total Deferred Income tax expense (benefit)
Total Income tax expense (benefit)